BUSINESS COMBINATION - Additional Information (Details) - GBP (£)		8 Months Ended
	May 11, 2021	Dec. 31, 2021
COMPANY INFORMATION
Goodwill recognised	£ 0
GPU one Subsidiaries
COMPANY INFORMATION
Percentage of share capital acquired	100.00%
Total consideration	£ 5,537,000
Cash	213,000
GPU one subsidiaries' loss since the acquisition date		£ 3,400,000
GPU one subsidiaries' revenue since the acquisition date		£ 0
Goodwill recognised	80,000
Certain deposits and other receivables recognised on a pound for pound basis, as of acquisition date	668,000
Acquisition costs, business combinations	£ 0